Consolidated Statements Of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 3,749.9		$ 3,917.2	$ 3,782.3
Cost of goods sold	2,850.7		2,994.0	2,991.9
Gross profit	899.2		923.2	790.4
Selling and administrative expenses	396.8		416.9	449.6
Amortization of intangibles	19.9		20.8	19.7
Goodwill impairment	3.7	[1]	4.1	0.0
Gain on sale of assets and businesses	(37.6)		(0.5)	(5.1)
Goodwill impairment	4.1		6.5	109.3
Other (income) expense, net	(5.6)		(4.6)	(5.3)
Earnings from continuing operations before interest and income taxes	522.0		486.5	331.5
Interest expense	38.8		41.1	41.8
Interest income	3.9		4.4	5.8
Earnings from continuing operations before income taxes	487.1		449.8	295.5
Income taxes	120.0		121.8	70.3
Earnings from continuing operations	367.1		328.0	225.2
Earnings (loss) from discontinued operations, net of tax	19.1		1.2	(124.0)
Net earnings	386.2		329.2	101.2
(Earnings) attributable to noncontrolling interest, net of tax	(0.4)		(4.1)	(3.2)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$ 385.8		$ 325.1	$ 98.0
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	$ 2.66		$ 2.30	$ 1.57
Diluted (in dollars per share)	2.62		2.27	1.55
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	0.14		0.01	(0.88)
Diluted (in dollars per share)	0.14		0.01	(0.87)
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	2.80		2.31	0.69
Diluted (in dollars per share)	$ 2.76		$ 2.28	$ 0.68

[1]	We recorded a goodwill impairment charge related to the Commercial Vehicle Products unit as outlined in Note C.